Stock Option Plans and Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Transactions
Stock option valuation assumptions
Risk-free interest rate	0.16% - 0.43%
Expected dividend yield	0%
Expected stock price volatility	100-140%
Expected life of options	2.75 – 5.25 years

	2020	2019
Risk free interest rate	0.17% to 1.40%	1.38% to 2.55%
Expected dividend yield	0%	0%
Expected stock price volatility	100%	100%
Expected life of options	1.75 to 3.01 years	2.75 to 3.90 years

Stock option activity
	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	12,430,500	$.05
Granted	1,755,000	.21
Exercised	(2,319,000)	.04
Forfeited	(898,000)	.08
Expired	(45,000)	.10
Outstanding at September 30, 2021	10,923,500	$.08	3.6 years	$1,466,000

At September 30, 2021 - vested or
expected to vest	10,173,500	$.08	3.6 years	$1,150,000
Exercisable	10,088,500	$.07	3.5 years	$1,149,700

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	7,920,000	$.09
Granted	4,203,500	$.03
Expired	(275,000)	$.07
Forfeited	(938,000)	$.23
Outstanding at December 31, 2019	10,910,500	$.05
Granted	1,880,000	$.07
Expired	(335,000)	$.15
Forfeited	(25,000)	$.05
Outstanding at December 31, 2020	12,430,500	$.05	3.3 years	$480,400

Vested or expected to vest at December 31, 2020	12,430,500	$.05	3.3 years	$480,400

Exercisable at December 31, 2020	11,885,500	$.05	3.3 years	$467,800